ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities
		As of December 31,
		2015	2016

Provision for loyalty program	(i)	-	2,752,151
Accrued payroll and welfare		1,219,730	1,910,519
Accrued marketing expenses		-	1,555,524
Payables for professional fees		858,577	1,261,405
Payables to third-party sellers	(ii)	17,163,716	899,950
Payables for rental fee		639,753	164,234
Uncertain tax positions		-	146,368
Others		88,680	343,107
Total accrued expenses and other current liabilities		19,970,456	9,033,258

(i)	The Group launched its loyalty programs to certain customers in 2016.
(ii)
In connection with the online platform services, payable to third-party sellers represented the total amounts received from third-party purchasers on behalf of third-party sellers through the Group’s online platform in a period less than one week without any charges.